SCHEDULE OF NET INCOME (LOSS) PER COMMON SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2025	May 31, 2024	Feb. 28, 2025	Feb. 29, 2024
Earnings Per Share [Abstract]
Net loss available to common shareholders	$ (4,594,018)	$ (4,194,359)	$ (18,935,592)	$ (20,708,716)
Less: dividends to C preferred shareholders	(12,073)
Net loss adjusted for common stock equivalents	$ (4,606,091)	$ (4,194,359)	$ (19,358,968)	$ (20,708,716)
Weighted average shares - basic	15,517,671,159	9,882,118,105	11,647,673,315	7,080,914,317
Net loss per share – basic	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average shares – diluted	15,517,671,159	9,882,118,105	11,647,673,315	7,080,914,317
Net loss per share – diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Less redemption dividend to Series F and Series B preferred shareholders			$ (423,476)